Financial liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Lease liabilities – Short term	1,243	1,199
Repayable BPI loan advances – Short term	764	592
PGE loans	2,563	2,583
EIB loan – Short term	430	649
Total current financial liabilities	5,000	5,022
Lease liabilities – Long term	3,442	3,883
Repayable BPI loan advances – Long term	1,456	1,872
PGE loans	2,787	4,028
EIB loan – Long term	36,484	35,761
Total non-current financial liabilities	44,168	45,543
Total financial liabilities	49,168	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

Lease Liabilities

Lease liabilities correspond to the discounted amount of the rentals to be paid over the lease terms for all outstanding contracts falling within the scope of IFRS 16. For the period presented, the main contracts relate to the buildings rented in Paris and in Villejuif. Note 12.2 Lease liabilities below presents the lease liability and the related liability increases or decreases recorded during the period.

Repayable BPI loan advances

The Company received repayable advances from Banque Publique d’Investissement (“Bpifrance”, formerly known as “OSEO Innovation”). Some of the advances are interest-free and are fully repayable in the event of technical and/or commercial success.

The other advances bear 1.56% interest. The amount to be reimbursed corresponds to the amount received to date, €2.1 million, increased by the interest amount (see Note 12.1).

In June 2020, Curadigm SAS obtained a €0.5 million conditional advance from Bpifrance, €0.4 million of which was received at the signature date. The remaining €0.2 million were released by Bpifrance after the completion of the project in October 2022, and the funds were received in January 2023.

PGE loan (“Prêts Garantis par l’Etat”)

The Company announced in June 2020 that it has received approval for financing from both HSBC and Bpifrance for €5 million each in the form of state-guaranteed loans (“Prêts Garantis par l’Etat”, or “PGE” in France).
This loan is booked at amortized cost using an effective interest rate of 0.31%. Reimbursement of the loan started in September 2022 and will continue through mid-2026.

For the six month period ended June 30, 2024, €0.6 million was repaid on the HSBC PGE loan.

On July 10, 2020, the Company entered into the second €5 million PGE loan with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a 6-year term and is 90% guaranteed by the French State. Starting after its first year anniversary, the Bpifrance PGE loan bears an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan is being reimbursed in 20 quarterly installments as from October 31, 2021 through July 26, 2026.

For the six month period ended June 30, 2024, €0.7 million was repaid on the Bpifrance PGE loan.

EIB loan

In July 2018, the Company obtained a fixed rate and royalties-based loan from the EIB. Initially the loan could reach a maximum amount of €40 million, divided in three tranches. The first tranche, with a nominal value of €16 million, was received in October 2018 and would have been initially repaid in full in 2023. The accumulated fixed-rate interest related to this tranche was to be paid at the principal repayment date. The second tranche, with a nominal value of €14 million, was received in March 2019 and was initially to be repaid between 2021 and 2024. The accumulated fixed-rate interest related to this second tranche was initially to be paid twice a year together with the principal due.

The specific conditions for the third tranche were not fulfilled before the July 31, 2021 deadline. Accordingly, the third tranche is no longer available to the Company.

Pursuant to the Amendment Agreement signed on October 18, 2022, the Company determined that the modifications of the agreement were substantial and is to be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability in accordance with IFRS 9.

Therefore, the Company estimated the fair value of the new debt that shall be recorded as a liability at the Amendment Agreement date. The fair value of the new debt was equal to the present value of the probable future cash flows based on management business plan using an average discount rate representing the prevailing market conditions at date.

Consequently the company recognized a financial loss of €6.9 million arising from the difference between (i) the carrying amount of the financial liability extinguished (€27.5 million) and (ii) the fair value of the new financial liability (€34.4 million) based on an average discount interest rate of 21.3%. This financial liability is subsequently measured at amortized cost using an effective interest rate (“EIR”) of 21.3%.

As of June 30, 2024, the Company accounted for the debt at amortized cost using the original EIR and adjusting the estimated debt outflows in accordance with the revised forecasts of annual sales turnover relating to NBTXR3 through specific Company’s license agreement (value and timing).

Pursuant to the terms of the Amendment Agreement, the Company is also required:

•during a six-year royalty calculation period commencing upon commercialization of NBTXR3, to pay (on each June 30 with respect to the preceding year within the calculation period) additional interest in the form of royalties, calculated according to the number of tranches that have been withdrawn and indexed on the annual sales turnover). On the date of the Amendment Agreement, the Company calculated estimated future royalties based on its forecast of future annual sales turnover, and this estimated amount was included in the amortized cost of the loan. When the Company revises its forecasts of estimated royalties, the carrying value of the liability is subsequently adjusted based on the revised estimate of future royalties, which is discounted at the original average discount rate. The related impact on the carrying value of the liability is recorded as financial income or expense, as applicable; and

•to pay to the EIB a milestone totalling €20 million which was initially due and payable in two equal instalments. An advance payment of this milestone shall be paid if and when the Company receives upfront or milestone revenues from deals. The amount of the milestone was included in the amortized cost of the loan. For the six-month period ended June 30, 2024 the Company paid an aggregate amount of €0.2 million as advance payment of this milestone.

The EIB loan amounts to €36.9 million as of June 30, 2024 compared to €36.4 million as of December 31, 2023. The increase of €0.5 million over the six months ended June 30 2024 comprises:

•interest expenses accrual for an amount of €3.7 million
•reimbursement payment of €0.5 million in accordance with the repayment schedule
•a net positive finance impact of accretion and discounting of €2.7 million corresponding to the increase in estimated debt outflows beyond 2023 - before discounting effect - of €10.8 million due to the revised forecasts of net sales and the revised forecasts of the upfront and milestone payments related to the consideration of the license agreement signed with Janssen signed on July 7, 2023, offset by the variance in discounting effect of €13.5 million (See Note 12 Financial Liabilities).

As of June 30, 2024 the fair value of the debt is estimated at €35.4 million. The Company estimated the fair value of the debt using the same methodology as the one performed at renegotiation date. In doing so, the Company kept the same assumption of CCC credit rating. However, essentially because of a increase in spreads observed as of June 30, 2024 (compared with December 2023), the estimated fair market rate was estimated at 22.4%.
12.1 CONDITIONAL ADVANCE, BANK LOAN AND LOANS FROM GOVERNMENT AND PUBLIC
AUTHORITIES

The tables below show the detail of liabilities recognized on the statements of financial position by type of conditional advances and loans from government and public authorities.

Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2023	2,066	—	397	36,409	38,873
Impact of accretion, discounting and catch-up	6	—	10	(2,722)	(2,705)
Accumulated fixed and variable interest expense accrual	15	—	—	3,691	3,705
Repayment	(250)	—	(25)	(464)	(739)
As of June 30, 2024	1,837	—	382	36,914	39,134

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2023	3,154	3,457	6,611
Impact of discounting and accretion	(7)	(2)	(10)
Accumulated fixed interest accrual	19	35	54
Repayment	(644)	(662)	(1,306)
As of June 30, 2024	2,522	2,827	5,349

12.2 LEASE LIABILITIES

The table below shows the detail of changes in lease liabilities recognized in the statement of consolidated financial position over the six-month period ended June 30, 2024:

(in thousands of euros)	Lease liabilities
As of December 31, 2023	5,081
New lease contracts	133
Impact of discounting and accretion	(9)
Fixed interest expense	88
Accumulated variable interest expense accrual	—
Repayment of lease	(610)
As of June 30, 2024	4,685
12.3 DUE DATES OF THE FINANCIAL LIABILITIES

The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interests are as follows:

	As of June 30, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	650	1,237	—	—	1,887
Curadigm interest-free Bpifrance advance	100	200	125	—	425
HSBC “PGE” (1)	1,279	1,266	—	—	2,545
Bpifrance “PGE” (1)	1,303	1,589	—	—	2,892
EIB fixed rate loan	467	14,478	46,403	38,733	100,082
Lease liabilities	1,264	2,518	828	414	5,024
Total	5,062	21,288	47,356	39,147	112,854
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026)..

	As of December 31, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	500	1,637	—	—	2,137
Curadigm interest-free Bpifrance advance	100	200	175	—	475
HSBC “PGE” (1)	1,285	1,904	—	—	3,189
Bpifrance “PGE” (1)	1,317	2,237	—	—	3,554
EIB fixed rate loan	692	19,946	17,872	51,246	89,756
Lease liabilities	1,219	2,434	1,227	621	5,501
Total	5,113	28,358	19,274	51,867	104,612
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).

The long-term debt obligations indicated above relate to the due fixed rate interests and principal payable on repayable advances, the interest-free Bpifrance loan, EIB loan, PGE loans and the lease liabilities. These amounts reflect the committed amounts under those contracts as of June 30, 2024.

As of June 30, 2024, the table above indicates that the EIB loan's outstanding balance is €100.1 million, which includes €34.1 million for the principal and fixed rate interest to be paid over the term of the loan, €19.0 million of milestones to be paid under the Milestone advance payments mechanism schedule which will require prepayments equal to a tiered low single digit percentage of future equity or debt financing transactions raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million, and €46.9 million for the estimated royalty payments to be made in the future, based on the forecasted sales expected to be generated by the Company’s partners during the six-year period beginning upon NBTXR3 commercialization.(see Note 12.1).